Intangibles - Summary of reconciliations of intangibles (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 12,410	$ 13,494
Additions	10,858
Amortisation expense	(1,265)	(1,084)	$ (1,084)
Ending balance	22,003	12,410	13,494
Paxalisib licensing agreement [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	12,410	13,494
Amortisation expense	(1,084)	(1,084)	(1,084)
Ending balance	11,326	$ 12,410	$ 13,494
EVT801 licensing agreement [Member]
Disclosure of detailed information about intangible assets [line items]
Additions	10,858
Amortisation expense	(181)
Ending balance	$ 10,677